Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Noncontrolling Interests

	Noncontrolling Interests
	Oyu Tolgoi	Ivanhoe Australia	SouthGobi	Total
Balance, December 31, 2010	$(353,401)	$69,092	$286,919	$2,610

Noncontrolling interests’ share of (loss) income	(15,130)	(45,610)	16,411	(44,329)
Noncontrolling interests’ share of other comprehensive income (loss)	932	1,751	(4,764)	(2,081)
Common share investments funded on behalf of noncontrolling interest (a)	110,128	—	—	110,128
Funded amounts repayable to the Company (a)	(110,128)	—	—	(110,128)
Changes in noncontrolling interests arising from changes in ownership interests	—	75,635	(14,850)	60,785

Balance, December 31, 2011	$(367,599)	$100,868	$283,716	$16,985

Noncontrolling interests’ share of loss	(47,509)	(46,916)	(52,463)	(146,888)
Noncontrolling interests’ share of other comprehensive income (loss)	11,268	520	(7,012)	4,776
Common share investments funded on behalf of noncontrolling interest (a)	535,626	—	—	535,626
Funded amounts repayable to the Company (a)	(535,626)	—	—	(535,626)
Other changes in noncontrolling interest (b)	69,239	—	—	69,239
Changes in noncontrolling interests arising from changes in ownership interests	—	43,909	23,725	67,634

Balance, December 31, 2012	$(334,601)	$98,381	$247,966	$11,746

(a)	During 2011 and 2012, Turquoise Hill funded common share investments in Oyu Tolgoi on behalf of Erdenes Oyu Tolgoi LLC (“Erdenes”). In accordance with the Amended and Restated Shareholders Agreement dated June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to Turquoise Hill via a pledge over Erdenes’ share of future Oyu Tolgoi common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill.

Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2012, the cumulative amounts of such funding and unrecognized interest were $645.8 million (December 31, 2011 - $110.1 million) and $59.7 million (December 31, 2011 - $1.0 million) respectively.

(b)	During 2012, shareholder loans from Turquoise Hill to Oyu Tolgoi totalling $245.4 million were converted to equity.

During 2012, unpaid dividends of $41.8 million on Oyu Tolgoi preferred shares held by Turquoise Hill were converted to equity.